Net Income (Loss) Per Share - Calculation of Basic and Diluted Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Numerator:
Net income (loss)	$ 303	$ 2,168	$ 547	$ (81)
Net income (loss) applicable to participating securities		596
Net income (loss) applicable to ordinary shareholders - basic	303	1,572	547	(81)
Net income (loss)	303	2,168	547	(81)
Net income (loss) applicable to participating securities		556
Net income (loss) applicable to ordinary shareholders - diluted	$ 303	$ 1,612	$ 547	$ (81)
Denominator:
Weighted-average number of ordinary shares used in computing net income (loss) per share applicable to ordinary shareholders - basic	54,636	33,673	54,462	33,371
Dilutive effect of share equivalents resulting from share options and restricted share units	3,877	3,318	3,560
Weighted-average number of ordinary shares used in computing net income (loss) per share - diluted	58,513	36,991	58,022	33,371
Net income (loss) per share applicable to ordinary shareholders:
Basic	$ 0.01	$ 0.05	$ 0.01	$ 0.00
Diluted	$ 0.01	$ 0.04	$ 0.01	$ 0.00